Commitments and Contingencies - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	May 07, 2021
Subsidiary, Sale of Stock [Line Items]
Monthly redemptions, percent of net asset value, maximum		2.00%
Quarterly redemptions, percent of net asset value, maximum		5.00%
Percent of most recently disclosed net asset value		95.00%
Class A and Class TX Common Stock
Subsidiary, Sale of Stock [Line Items]
Maximum percent of net asset value	95.00%
Class A and Class TX Common Stock | Four Years After Acquisition
Subsidiary, Sale of Stock [Line Items]
Maximum percent of net asset value	85.00%
Class A and Class TX Common Stock | Six Years After Acquisition
Subsidiary, Sale of Stock [Line Items]
Maximum percent of net asset value	90.00%
Class A and Class TX Common Stock | Six Years Or More
Subsidiary, Sale of Stock [Line Items]
Stock repurchase program, redemption price, percentage	100.00%
Class A and Class TX Common Stock | Five Years And Less Than Six Years
Subsidiary, Sale of Stock [Line Items]
Stock repurchase program, redemption price, percentage	95.00%
Class A and Class TX Common Stock | Three Years And Less Than Five Years
Subsidiary, Sale of Stock [Line Items]
Stock repurchase program, redemption price, percentage	90.00%
Class A and Class TX Common Stock | One Year And Less Than Three Years
Subsidiary, Sale of Stock [Line Items]
Stock repurchase program, redemption price, percentage	85.00%
Common Limited OP Units | One Year After Acquisition
Subsidiary, Sale of Stock [Line Items]
Maximum percent of net asset value	80.00%